Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Investment Grade Bond Portfolio
April 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Pramod Atluri (portfolio manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Pramod Atluri is portfolio manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

VIG-15-01  February 20, 2015
1.798000.112

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Investment Grade Bond Portfolio
April 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Pramod Atluri (portfolio manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Pramod Atluri is portfolio manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

VIPIGB-INV-15-01  February 20, 2015
1.918639.103